Cover Page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Entity File Number	001-16601
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false